Segment and Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Dec. 30, 2011	Mar. 29, 2013		Mar. 30, 2012		Apr. 01, 2011
Segment Reporting Information [Line Items]
Revenues	$ 3,254	$ 3,628		$ 14,195		$ 14,476		$ 14,597
Operating income (loss)	309	151		878		(1,383)		1,084
Depreciation and amortization	254	262		1,070		1,141		1,063
Change in accounting estimate, reduction in operating income			1,500
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	309	151		878		(1,383)		1,084
Corporate G&A	(64)	(60)		(293)		(219)		(138)
Interest expense	(39)	(44)		(183)		(174)		(167)
Interest income	4	5		22		38		37
Goodwill impairment				0		(2,745)		0
Other income (expense), net	1	(12)		25		(4)		11
Income (loss) from continuing operations before taxes	211	40		449		(4,487)		827
NPS
Segment Reporting Information [Line Items]
Revenues				4,662	[1]	4,880	[1]	5,056	[1]
Operating income (loss)				490	[1]	104	[1]	494	[1]
Depreciation and amortization				158	[1]	159	[1]	130	[1]
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)				490	[1]	104	[1]	494	[1]
Goodwill impairment						0
NPS | Segment As Reported [Member]
Segment Reporting Information [Line Items]
Revenues	1,053	1,183		4,662		4,880		5,056
Operating income (loss)	121	93		490		104		494
Depreciation and amortization	37	40		158		159		130
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	121	93		490		104		494
NPS | Segment Out of Period Adjustments Increase (Decrease) [Member]
Segment Reporting Information [Line Items]
Revenues	0	(2)		0		5		0
Operating income (loss)	(1)	3		6		10		(11)
Depreciation and amortization	0	0		0		0		0
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	(1)	3		6		10		(11)
NPS | Segment Adjusted [Member]
Segment Reporting Information [Line Items]
Revenues	1,053	1,181		4,662		4,885		5,056
Operating income (loss)	120	96		496		114		483
Depreciation and amortization	37	40		158		159		130
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	120	96		496		114		483
GIS | Segment As Reported [Member]
Segment Reporting Information [Line Items]
Revenues	1,150	1,203		4,743		4,840		4,790
Operating income (loss)	82	16		124		(142)		189
Depreciation and amortization	174	173		722		763		717
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	82	16		124		(142)		189
GIS | Segment Out of Period Adjustments Increase (Decrease) [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Operating income (loss)	(3)	1
Depreciation and amortization	0	(3)
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	(3)	1
GIS | Segment Adjusted [Member]
Segment Reporting Information [Line Items]
Revenues	1,150	1,203
Operating income (loss)	79	17
Depreciation and amortization	174	170
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	79	17
GBS
Segment Reporting Information [Line Items]
Number of Operating Segments	3
Revenues				4,917	[2]	4,877	[2]	4,864	[2]
Operating income (loss)				380	[2]	(1,280)	[2]	473	[2]
Depreciation and amortization				176	[2]	203	[2]	185	[2]
Change in accounting estimate, reduction in revenue				204
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)				380	[2]	(1,280)	[2]	473	[2]
GBS | Segment As Reported [Member]
Segment Reporting Information [Line Items]
Revenues	1,077	1,273
Operating income (loss)	106	71
Depreciation and amortization	40	47
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	106	71
GBS | Segment Out of Period Adjustments Increase (Decrease) [Member]
Segment Reporting Information [Line Items]
Revenues	19	8		1		(1)		(8)
Operating income (loss)	13	(3)		8		18		22
Depreciation and amortization	0	1		(3)		(2)		4
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	13	(3)		8		18		22
GBS | Segment Adjusted [Member]
Segment Reporting Information [Line Items]
Revenues	1,096	1,281		4,744		4,839		4,782
Operating income (loss)	119	68		132		(124)		211
Depreciation and amortization	40	48		719		761		721
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	119	68		132		(124)		211
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	4	3		13		13		14
Operating income (loss)	0	(29)		(116)		(65)		(72)
Depreciation and amortization	3	2		14		16		31
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	0	(29)		(116)		(65)		(72)
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(30)	(34)		(140)		(134)		(127)
Operating income (loss)	0	0		0		0		0
Depreciation and amortization	0	0		0		0		0
Reconciliation of Consolidated Operating Income to Income Before Taxes [Abstract]
Operating income (loss)	0	0		0		0		0
Contracts Accounted for under Percentage of Completion, U.S. Claims [Member] | NPS
Segment Reporting Information [Line Items]
Change in accounting estimate, reduction in revenue				42
Change in accounting estimate, reduction in operating income				269
Contracts Accounted for under Percentage of Completion, U.K. Contract [Member] | GBS
Segment Reporting Information [Line Items]
Change in accounting estimate, reduction in operating income				$ 1,485

[1]	The fiscal 2012 amounts include $42 million reduction of revenue and $269 million in reduction in operating income as a result of the settlement of claims with the U.S. government (see Note 19)
[2]	The fiscal 2012 amounts include $204 million reduction of revenue and $1,485 million in reduction of operating income as a result of the charge associated with the NHS contract (see Note 18).